OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2012
OTHER INTANGIBLE ASSETS, NET [Abstract]
Composition Of Other Intangible Assets

	As of September 30,
	2011	2012
	US$	US$
Computer software	2,278	2,645
Trademarks and domain names	1,337	1,407
Website	102	103
Courseware	468	475
Business contracts	510	517
Copyrights	627	647
Platform	208	211

Total intangible assets	5,530	6,005

Less: Accumulated amortization
Computer software	(1,369)	(1,827)
Trademarks and domain names	(585)	(717)
Website	(92)	(102)
Courseware	(334)	(394)
Business contracts	(296)	(399)
Copyrights	(320)	(455)
Platform	(152)	(182)

Accumulated amortization	(3,148)	(4,076)

Intangible assets, net	2,382	1,929

Estimated Amortization Expenses For The Other Intangible Assets

Amortization
US$
2013	698
2014	442
2015	283
2016	215
2017	152
2018 and thereafter	139

1,929